5. OPERATING SEGMENTS (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
SEGMENT ASSETS		R$ 49,926	R$ 59,855		R$ 42,239
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES		5,400	5,235		7,792
INVESTMENTS IN AFFILIATES CLASSIFIED AS HELD FOR SALE		1,258
ADDITIONS TO THE SEGMENT		2,202	1,590		1,520
NET REVENUE		25,390	22,266		21,712
COST OF ENERGY AND GAS
Energy bought for resale		(11,286)	(11,084)		(10,919)
Charges for use of the national grid		(1,426)	(1,480)		(1,174)
Gas bought for resale		(1,436)	(1,238)		(1,071)
Operating costs, total		14,148	(13,802)		(13,164)
OPERATING COSTS AND EXPENSES
Personnel		(1,272)	(1,410)		(1,627)
Employees' and managers' profit sharing		(263)	(77)		(5)
Post-employment obligations		(408)	(337)		229
Materials		(91)	(104)		(61)
Raw materials and inputs for production of energy					(10)
Outsourced services		(1,239)	(1,087)		(974)
Depreciation and amortization		(958)	(835)		(850)
Operating provisions (reversals)		(2,401)	(466)		(854)
Construction costs		(1,200)	(897)		(1,119)
Other operating expenses, net		(499)	(405)		(383)
Total cost of operation		(8,331)	(5,618)		(5,654)
OPERATING COSTS AND EXPENSES		(22,479)	(19,420)		(18,818)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)		3,109			2,894
Equity in earnings of unconsolidated investees, net		125	(104)		(252)
Dividends declared by investee classified as held for sale		73
Remeasurement of previously held equity interest in subsidiaries acquired			(119)
Impairment for investments			(127)
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)		3,109	2,496		2,642
Finance income		3,207	1,706		804
Finance expenses		(1,847)	(2,224)		(1,800)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX		4,469	1,978		1,646
Income tax and social contribution tax		(1,565)	(599)		(644)
Net income for the year from continuing operations		2,904	1,379		1,002
DISCONTINUED OPERATIONS
NET INCOME AFTER TAX FROM DISCONTINUED OPERATIONS		224	363
Items that will not be reclassified to profit or loss
Post retirement liabilities - restatement of obligations of the defined benefit plans, net of taxes		(1,055)	(463)		(261)
Equity gain (loss) on Other comprehensive income in subsidiary and jointly-controlled entity, net of tax					(3)
Other comprehensive income that will not be reclassified to profit or loss, net of tax		(1,055)	(463)		(264)
Items that may be reclassified to profit or loss
Equity gain (loss) on Other comprehensive income in subsidiary and jointly-controlled entity, net of tax					(38)
Items that may be reclassified to profit or loss					(38)
COMPREHENSIVE INCOME FOR THE YEAR					7
Net income (loss) for the year		3,128	1,742		1,002
Equity holders of the parent		3,127	1,700		699
Non-controlling interests		1	42		1
Operating Segments [Member] | Elimination Segments [Member]
Disclosure of operating segments [line items]
SEGMENT ASSETS		(1,128)	(957)		(32)
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES
INVESTMENTS IN AFFILIATES CLASSIFIED AS HELD FOR SALE
ADDITIONS TO THE SEGMENT
NET REVENUE		(307)	(293)		(288)
COST OF ENERGY AND GAS
Energy bought for resale		72	71		73
Charges for use of the national grid		223	200		181
Gas bought for resale
Operating costs, total		295	271		254
OPERATING COSTS AND EXPENSES
Personnel
Employees' and managers' profit sharing
Post-employment obligations
Materials
Outsourced services		7	15		30
Depreciation and amortization
Operating provisions (reversals)
Construction costs
Other operating expenses, net		5	7		4
Total cost of operation		12	22		34
OPERATING COSTS AND EXPENSES		(307)	(293)		(288)
Equity in earnings of unconsolidated investees, net
Operating Segments [Member] | Gas Segment [Member]
Disclosure of operating segments [line items]
SEGMENT ASSETS		2,689	1,822		2
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES
INVESTMENTS IN AFFILIATES CLASSIFIED AS HELD FOR SALE
ADDITIONS TO THE SEGMENT		934	7		56
NET REVENUE		1,858	1,619		1,482
COST OF ENERGY AND GAS
Energy bought for resale
Charges for use of the national grid
Gas bought for resale		(1,436)	(1,238)		(1,071)
Operating costs, total		(1,436)	(1,238)		(1,071)
OPERATING COSTS AND EXPENSES
Personnel		(46)	(60)		(56)
Employees' and managers' profit sharing
Post-employment obligations
Materials		(20)	(20)		(2)
Outsourced services		(2)	(2)		(17)
Depreciation and amortization		(86)	(74)		(71)
Operating provisions (reversals)		(2)	2		(2)
Construction costs		(43)	(45)		(49)
Other operating expenses, net		(10)	(13)		(15)
Total cost of operation		(290)	(212)		212
OPERATING COSTS AND EXPENSES		(1,645)	(1,450)		(1,283)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)		213			199
Equity in earnings of unconsolidated investees, net
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)			169
Finance income		21	84		49
Finance expenses		(46)	(38)		(43)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX		188	215		205
Income tax and social contribution tax		(47)	(53)		(71)
Net income for the year from continuing operations		141	162
Items that may be reclassified to profit or loss
COMPREHENSIVE INCOME FOR THE YEAR					134
Net income (loss) for the year		141	162		134
Equity holders of the parent		14	161		133
Non-controlling interests		1	1
Operating Segments [Member] | Energy Distribution Segment [Member]
Disclosure of operating segments [line items]
SEGMENT ASSETS		25,616	37,840		20,021
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES					1,918
INVESTMENTS IN AFFILIATES CLASSIFIED AS HELD FOR SALE		1,258
ADDITIONS TO THE SEGMENT		936	856		1,083
NET REVENUE		15,919	13,757		12,125
COST OF ENERGY AND GAS
Energy bought for resale		(7,517)	(7,238)		(6,783)
Charges for use of the national grid		(1,459)	(1,463)		(1,002)
Gas bought for resale
Operating costs, total		(8,976)	(8,701)		(7,785)
OPERATING COSTS AND EXPENSES
Personnel		(869)	(965)		(1,123)
Employees' and managers' profit sharing		(183)	(51)		(3)
Post-employment obligations		(276)	(224)		180
Materials		(63)	(58)		(43)
Outsourced services		(1,016)	(88)		(785)
Depreciation and amortization		(652)	(595)		(567)
Operating provisions (reversals)		(1,102)	(332)		(469)
Construction costs		(936)	(757)		(1,045)
Other operating expenses, net		(298)	(203)		(408)
Total cost of operation		5,395	(4,065)		(4,263)
OPERATING COSTS AND EXPENSES		14,371	(12,766)		(12,048)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)		1,621			264
Equity in earnings of unconsolidated investees, net			33		42
Dividends declared by investee classified as held for sale		73
Remeasurement of previously held equity interest in subsidiaries acquired			(52)
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)			972
Finance income		1,535	434		397
Finance expenses		(632)	(621)		(815)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX		2,524	785		(112)
Income tax and social contribution tax		(806)	(217)		31
Net income for the year from continuing operations		1,718	568
DISCONTINUED OPERATIONS
NET INCOME AFTER TAX FROM DISCONTINUED OPERATIONS		224	62
Items that will not be reclassified to profit or loss
Post retirement liabilities - restatement of obligations of the defined benefit plans, net of taxes					(145)
Other comprehensive income that will not be reclassified to profit or loss, net of tax					(145)
Items that may be reclassified to profit or loss
COMPREHENSIVE INCOME FOR THE YEAR					(226)
Net income (loss) for the year		1,942	630		(81)
Equity holders of the parent		1,942	599		(226)
Non-controlling interests			31
Operating Segments [Member] | Energy Generation Segment [Member]
Disclosure of operating segments [line items]
SEGMENT ASSETS		14,749	14,671		14,366
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES		4,133	4,055		4,723
INVESTMENTS IN AFFILIATES CLASSIFIED AS HELD FOR SALE
ADDITIONS TO THE SEGMENT		102	559		308
NET REVENUE		6,882	6,374		7,190
COST OF ENERGY AND GAS
Energy bought for resale		(3,841)	(3,917)		(4,209)
Charges for use of the national grid		(190)	(216)		(353)
Gas bought for resale
Operating costs, total		(4,031)	(4,133)		(4,562)
OPERATING COSTS AND EXPENSES
Personnel		(208)	(230)		(281)
Employees' and managers' profit sharing		(36)	(10)		(1)
Post-employment obligations		(50)	(46)		39
Materials		(17)	(39)		(11)
Raw materials and inputs for production of energy					(1)
Outsourced services		(125)	(123)		(127)
Depreciation and amortization		(210)	(164)		(176)
Operating provisions (reversals)		(975)	(107)		(139)
Construction costs
Other operating expenses, net		(176)	(65)		(117)
Total cost of operation		(1,797)	(784)		(823)
OPERATING COSTS AND EXPENSES		(5,828)	(4,917)		(5,385)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)		966			1,805
Equity in earnings of unconsolidated investees, net		(88)	(353)		(519)
Remeasurement of previously held equity interest in subsidiaries acquired			80
Impairment for investments			(127)
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)			1,057
Finance income		1,282	1,113		226
Finance expenses		(1,035)	(1,536)		(1,161)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX		1,213	634		351
Income tax and social contribution tax		(551)	(276)		(257)
Net income for the year from continuing operations		662	358
DISCONTINUED OPERATIONS
NET INCOME AFTER TAX FROM DISCONTINUED OPERATIONS			11
Items that will not be reclassified to profit or loss
Post retirement liabilities - restatement of obligations of the defined benefit plans, net of taxes					(47)
Other comprehensive income that will not be reclassified to profit or loss, net of tax					(47)
Items that may be reclassified to profit or loss
Equity gain (loss) on Other comprehensive income in subsidiary and jointly-controlled entity, net of tax					(34)
Items that may be reclassified to profit or loss					(34)
COMPREHENSIVE INCOME FOR THE YEAR					13
Net income (loss) for the year		662	369		94
Equity holders of the parent		662	361		13
Non-controlling interests			8
Operating Segments [Member] | Telecommunications Segment [Member]
Disclosure of operating segments [line items]
SEGMENT ASSETS			10		347
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES
ADDITIONS TO THE SEGMENT			9	[1]	47
NET REVENUE					127
OPERATING COSTS AND EXPENSES
Personnel			(18)	[1]	(20)
Materials	[1]		(1)
Outsourced services			(9)	[1]	(28)
Depreciation and amortization			(1)	[1]	(35)
Operating provisions (reversals)			1	[1]	(1)
Other operating expenses, net			(3)	[1]	(23)
Total cost of operation			(31)	[1]	(107)
OPERATING COSTS AND EXPENSES			(31)		(107)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)					20
Equity in earnings of unconsolidated investees, net			(1)	[1]	(2)
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	[1]		(32)
Finance income			1	[1]	3
Finance expenses			(5)	[1]	(15)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX			(36)	[1]	6
Income tax and social contribution tax			12	[1]	(3)
Net income for the year from continuing operations	[1]		(24)
DISCONTINUED OPERATIONS
NET INCOME AFTER TAX FROM DISCONTINUED OPERATIONS	[1]		290
Items that may be reclassified to profit or loss
COMPREHENSIVE INCOME FOR THE YEAR					3
Net income (loss) for the year			266	[1]	3
Equity holders of the parent			266	[1]	3
Operating Segments [Member] | Energy Transmission Segment [Member]
Disclosure of operating segments [line items]
SEGMENT ASSETS		4,113	3,862		3,955
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES		1,237	1,163		1,122
INVESTMENTS IN AFFILIATES CLASSIFIED AS HELD FOR SALE
ADDITIONS TO THE SEGMENT		221	96		25
NET REVENUE		714	676		777
COST OF ENERGY AND GAS
Energy bought for resale
Charges for use of the national grid
Gas bought for resale
Operating costs, total
OPERATING COSTS AND EXPENSES
Personnel		(115)	(108)		(106)
Employees' and managers' profit sharing		(27)	(7)
Post-employment obligations		(38)	(27)		19
Materials		(6)	(4)		(4)
Outsourced services		(45)	(40)		(31)
Depreciation and amortization		(5)
Operating provisions (reversals)		(134)	(12)		(10)
Construction costs		(221)	(96)		(25)
Other operating expenses, net		(20)	(17)		(11)
Total cost of operation		611	(311)		(168)
OPERATING COSTS AND EXPENSES		611	(311)		(168)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)		317			609
Equity in earnings of unconsolidated investees, net		214	231		234
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)			595
Finance income		98	61		9
Finance expenses		(115)	(5)		(3)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX		300	651		849
Income tax and social contribution tax		(36)	(122)		(189)
Net income for the year from continuing operations		264	529
Items that will not be reclassified to profit or loss
Post retirement liabilities - restatement of obligations of the defined benefit plans, net of taxes					(23)
Other comprehensive income that will not be reclassified to profit or loss, net of tax					(23)
Items that may be reclassified to profit or loss
COMPREHENSIVE INCOME FOR THE YEAR					637
Net income (loss) for the year		264	529		660
Equity holders of the parent		264	529		637
Operating Segments [Member] | Other Segments [Member]
Disclosure of operating segments [line items]
SEGMENT ASSETS		3,887	2,607		1,582
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES		30	17		29
INVESTMENTS IN AFFILIATES CLASSIFIED AS HELD FOR SALE
ADDITIONS TO THE SEGMENT		9			1
NET REVENUE		324	134		112
COST OF ENERGY AND GAS
Energy bought for resale
Charges for use of the national grid
Gas bought for resale
Operating costs, total
OPERATING COSTS AND EXPENSES
Personnel		(34)	(29)		(41)
Employees' and managers' profit sharing		(17)	(10)		(1)
Post-employment obligations		(44)	(41)		(9)
Materials		(3)			(1)
Outsourced services		(40)	(30)		(16)
Depreciation and amortization		(5)	(1)		(1)
Operating provisions (reversals)		(188)	(18)		(233)
Construction costs
Other operating expenses, net			(109)		187
Total cost of operation		(331)	(238)		(115)
OPERATING COSTS AND EXPENSES		(331)	(238)		(115)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)		(8)			(3)
Equity in earnings of unconsolidated investees, net		(1)	(14)		(7)
Remeasurement of previously held equity interest in subsidiaries acquired			(147)
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)			(265)
Finance income		271	13		120
Finance expenses		(19)	(19)		237
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX		244	(271)		347
Income tax and social contribution tax		(125)	57		(155)
Net income for the year from continuing operations		119	(214)
Items that will not be reclassified to profit or loss
Post retirement liabilities - restatement of obligations of the defined benefit plans, net of taxes					(46)
Equity gain (loss) on Other comprehensive income in subsidiary and jointly-controlled entity, net of tax					(3)
Other comprehensive income that will not be reclassified to profit or loss, net of tax					(49)
Items that may be reclassified to profit or loss
Equity gain (loss) on Other comprehensive income in subsidiary and jointly-controlled entity, net of tax					(4)
Items that may be reclassified to profit or loss					(4)
COMPREHENSIVE INCOME FOR THE YEAR					139
Net income (loss) for the year		119	(214)		192
Equity holders of the parent		R$ 119	(216)		R$ 139
Non-controlling interests			R$ 2

[1]	On March 31, 2018 Cemig Telecom assets and liabilities were merged into the Company.